RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ 3,732	£ 4,404
Amounts recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	3,697	4,301
Amounts recognised in the balance sheet | Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	3,732	4,404
Amounts recognised in the balance sheet | Other Postretirement Benefit Schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Total Amounts Recognized in Balance Sheet [Line Items]
Defined benefit schemes	£ (35)	£ (103)